Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Trade And Other Current Payables [Abstract]
Schedule of payable and accrued liabilities

	2020	2019

Trade payables	$137,190	$100,407
Non-trade payables	58,105	66,815
Payables due to related parties [note 24]	38,354	14,577

Total	$233,649	$181,799